DERIVATIVE FINANCIAL INSTRUMENTS - Eurodollar and T-Note futures positions (Details) - Short [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Year 2020 Expiration [Member] | Eurodollar Future [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		$ 500,000,000
Derivative Entry Rate		2.97%
Locked-In LIBOR Rate		1.67%
Open Equity		$ (6,505,000)
Year 2020 Expiration [Member] | Treasury Note Futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		$ 69,000,000
Derivative Entry Rate		1.96%
Locked-In LIBOR Rate		2.06%
Open Equity		$ 302,000
Dollar Price		118.61
Contract Value		$ 81,800,000
Year 2021 Expiration [Member] | Eurodollar Future [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	$ 50,000,000
Derivative Entry Rate	1.03%
Locked-In LIBOR Rate	0.18%
Open Equity	$ (424,000)
Year 2021 Expiration [Member] | Treasury Note Futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	$ 69,000,000
Derivative Entry Rate	0.72%
Locked-In LIBOR Rate	0.67%
Open Equity	$ (186,000)
Dollar Price	126.16
Contract Value	$ 87,100,000